Multiemployer Benefit Plans	12 Months Ended
Dec. 31, 2014
Multiemployer Plans [Abstract]
Multiemployer Benefit Plans

21.       Multiemployer Benefit Plans

Our subsidiaries make contributions to certain multiemployer defined benefit plans (“Multiemployer Pension Plans”) and health plans (“Multiemployer Health Plans”) for our union represented employees, pursuant to the respective collective bargaining agreements.

Multiemployer Pension Plans

Multiemployer Pension Plans differ from single-employer pension plans in that (i) contributions to multiemployer plans may be used to provide benefits to employees of other participating employers and (ii) if other participating employers fail to make their contributions, each of our participating subsidiaries may be required to bear its then pro rata share of unfunded obligations. If a participating subsidiary withdraws from a plan in which it participates, it may be subject to a withdrawal liability. As of December 31, 2014, our subsidiaries' participation in these plans were not significant to our consolidated financial statements.

In the years ended December 31, 2014, 2013 and 2012, our subsidiaries contributed $11,431,000, $10,223,000 and $10,683,000, respectively, towards Multiemployer Pension Plans, which is included as a component of “operating” expenses on our consolidated statements of income. Our subsidiaries' contributions did not represent more than 5% of total employer contributions in any of these plans for the years ended December 31, 2014, 2013 and 2012.

Multiemployer Health Plans

Multiemployer Health Plans in which our subsidiaries participate provide health benefits to eligible active and retired employees. In the years ended December 31, 2014, 2013 and 2012, our subsidiaries contributed $29,073,000, $26,262,000 and $26,759,000, respectively, towards these plans, which is included as a component of “operating” expenses on our consolidated statements of income.